Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

Related Parties

Name of related parties	Relationship with the Company
Jiulong You	CEO of the Company’s significant operating subsidiary, Pinnacle Food Inc.
Li Xia Du	Chairman, Director, and substantial stockholder
Jing Yang Zhao	Daughter of Li Xia Du, substantial stockholder
Xuesong Pang	Director and Chief Data Officer
Wencai Pan	Chief Financial Officer
Bing Zhao	Husband of Li Xia Du
Yongsheng Zhao	Father of Bing Zhao
Steel Magnolia Investment Ltd	A company wholly-owned by Li Xia Du
Kowloon Investment Holding Limited	A company wholly-owned by Jiulong You
VSH Services Inc.	The Company’s controlling person, Bing Zhao, is the husband of Li Xia Du.

Schedule of Balances Due to Related Parties

The Company’s balances due to related parties as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Steel Magnolia Investment Ltd	49,640	—
Li Xia Du	29,185	518,763
Total	78,825	518,763